Cover Page Document	Oct. 29, 2026
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Document Type	8-K
Entity Registrant Name	SPOK HOLDINGS, INC
Entity File Number	001-32358
Entity Tax Identification Number	16-1694797
Entity Address, Address Line One	3000 Technology Drive
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75074
City Area Code	800
Local Phone Number	611-8488
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SPOK
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001289945
Security Exchange Name	NASDAQ
Document Period End Date	Oct. 29, 2026